Jan. 05, 2026
PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments (Class P)

The section captioned "PACE® Strategic Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 22 of the Class A Prospectus, on page 23 of the Class P Prospectus and on page 20 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

PACE® Select Advisors Trust

January 5, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments, series of the Trust. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), had been a sub-advisor to the fund since August 12, 2022. BBH has effectuated an internal business reorganization in which it transferred its taxable fixed income and structured credit advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the funds, to a new entity known as Brown Brothers Harriman Credit Partners, LLC ("BBH Credit"), effective on January 1, 2026. As part of this reorganization, Affiliated Managers Group, Inc., through a wholly-owned acquisition subsidiary, received a minority equity interest in BBH Credit. No material changes are expected to occur with respect to BBH Credit's management of the funds or allocated portion thereof.

I. PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" or "BBH" as a subadvisor to PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments in the Prospectuses and SAI are hereby replaced with "Brown Brothers Harriman Credit Partners, LLC" or "BBH Credit Partners".